Lease (Details) - Schedule of Future Lease Payments under Operating Leases $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Future Lease Payments under Operating Leases [Abstract]
2024	$ 866
2025	925
2026	487
2027	170
2028	29
Total lease payments	2,476
Less: imputed interest	171
Present value of lease liabilities	$ 2,305